COMMITMENTS AND CONTINGENCIES (Details)						6 Months Ended		12 Months Ended
	Feb. 01, 2022 USD ($)	Jan. 24, 2022 USD ($)	Dec. 20, 2021 USD ($) D $ / shares shares	Dec. 15, 2021 USD ($)	Oct. 04, 2021 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Jul. 18, 2022 $ / shares	Feb. 01, 2021 USD ($) $ / shares	Jan. 27, 2021 item	Dec. 31, 2020 $ / shares
Other Commitments [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares						$ 0.01		$ 0.01				$ 0.01
Class A Common Stock
Other Commitments [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares						$ 0.01		$ 0.01
ITHAX ACQUISITION CORP.
Other Commitments [Line Items]
Maximum number of demands for registration of securities | item											3
Deferred underwriting fees payable								$ 9,082,500		$ 9,082,500
Threshold Period After Business Combination In Which Specified Trading Days Within Any Specified Trading Day Period Commences						30 days
Condition for future business combination threshold Percentage Ownership								50
Proceeds from Issuance of Private Placement							$ 6,750,000
Earn out issue | shares						9,000,000
Earn out vesting period						4 years
Legal fees								$ 1,100,000
ITHAX ACQUISITION CORP. | Capital market advisement services and investment banking services
Other Commitments [Line Items]
Percentage of contingent fee on gross proceeds					7.00%
Contingent fee cap value					$ 3,500,000
ITHAX ACQUISITION CORP. | Capital market advisement services
Other Commitments [Line Items]
Contingent fee				$ 1,000,000
ITHAX ACQUISITION CORP. | Investment banking services
Other Commitments [Line Items]
Percentage of contingent fee on gross proceeds					3.50%
Contingent fee cap value					$ 1,500,000
Contingent fee					$ 500,000
ITHAX ACQUISITION CORP. | Insurance services
Other Commitments [Line Items]
Insurance run off premium								$ 1,100,000
ITHAX ACQUISITION CORP. | Subsequent Event
Other Commitments [Line Items]
Contingent fee	$ 625,000	$ 500,000
ITHAX ACQUISITION CORP. | Subsequent Event | Advisory services
Other Commitments [Line Items]
Contingent fee	$ 625,000	$ 500,000
ITHAX ACQUISITION CORP. | Sponsor
Other Commitments [Line Items]
Cash Held By The Company			$ 150,000,000
ITHAX ACQUISITION CORP. | Class A Common Stock
Other Commitments [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.001			$ 0.001
Earn out issue | shares			9,000,000
Earn out vesting period			4 years
ITHAX ACQUISITION CORP. | Class A Common Stock | Subsequent Event
Other Commitments [Line Items]
Purchase price, per unit | $ / shares									$ 10.00
ITHAX ACQUISITION CORP. | Class A Common Stock | Sponsor
Other Commitments [Line Items]
Restrictions On Transfer Period Of Time After Business Combination Completion			6 months
Transfer, Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination, Stock Price Trigger | $ / shares			$ 12.00
Transfer, Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination, Threshold Trading Days | D			20
Transfer, Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination, Threshold Consecutive Trading Days | D			30
Threshold Period After Business Combination In Which Specified Trading Days Within Any Specified Trading Day Period Commences			90 days
Condition for future business combination threshold Percentage Ownership			50
ITHAX ACQUISITION CORP. | Class B Common Stock
Other Commitments [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.001			$ 0.001		$ 0.001				$ 0.001
ITHAX ACQUISITION CORP. | Class B Common Stock | Sponsor
Other Commitments [Line Items]
Stock Issued During Period, Shares, New Issues | shares			603,750
Number of shares forfeiture and surrender | shares			603,750
Over-allotment option | ITHAX ACQUISITION CORP.
Other Commitments [Line Items]
Deferred fee						6.00%		6.00%
Deferred underwriting fees payable						$ 1,732,500		$ 1,732,500
Purchase price, per unit | $ / shares										$ 10.00
Initial Public Offering | ITHAX ACQUISITION CORP.
Other Commitments [Line Items]
Deferred fee						3.50%		3.50%
Initial units sold in the IPO | shares						21,000,000		21,000,000
Deferred underwriting fees payable						$ 7,350,000		$ 7,350,000
Purchase price, per unit | $ / shares										$ 10.00
Private Placement | ITHAX ACQUISITION CORP. | Class A Common Stock
Other Commitments [Line Items]
Stock Issued During Period, Shares, New Issues | shares			5,000,000
Purchase price, per unit | $ / shares			$ 10.00
Proceeds from Issuance of Private Placement			$ 50,000,000,000,000